SEGMENT REPORTING - Schedule of the Company's Revenues Generated from Each Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Net revenue	$ 61,290,816	$ 79,661,792	$ 73,502,883
Gross profit	15,335,865	31,424,841	16,685,782
Operating segment
SEGMENT REPORTING
Net revenue	61,290,816	79,661,792	73,502,883
Gross profit	15,335,865	31,424,841	16,685,782
Solar power projects
SEGMENT REPORTING
Net revenue	13,753,389	61,036,228	49,160,215
Solar power projects | Operating segment
SEGMENT REPORTING
Net revenue	13,753,389	61,036,228	49,160,215
Gross profit	5,912,822	23,867,607	4,374,238
Electricity generation
SEGMENT REPORTING
Net revenue	21,654,175	17,969,727	23,547,162
Electricity generation | Operating segment
SEGMENT REPORTING
Net revenue	21,654,175	17,969,727	23,547,162
Gross profit	10,488,052	7,420,366	11,668,935
EPC services
SEGMENT REPORTING
Net revenue	24,760,309	0	0
EPC services | Operating segment
SEGMENT REPORTING
Net revenue	24,760,309
Gross profit	(2,038,138)
Other
SEGMENT REPORTING
Net revenue	1,122,943	655,837	795,506
Other | Operating segment
SEGMENT REPORTING
Net revenue	1,122,943	655,837	795,506
Gross profit	$ 973,129	$ 136,868	$ 642,609